Label	Element	Value
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	March 19, 2020 BNY MELLON FUNDS TRUST Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following information supplements the information in the sections entitled "Principal Investment Risks" in the summary prospectus, if applicable, and "Fund Summary - Principal Risks" and "Fund Details - Investment Risks" in the prospectus:

Market risk.  The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.  The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others.  The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown.  To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.